Trade payables and accrued liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade payables and accrued liabilities [Abstract]
Total trade and other payables	SFr 2,184	SFr 142
Accrued research and development costs	5,298	7,228
Accrued payroll expenses	3,494	2,896
Other accrued expenses	2,293	1,673
Total accrued expenses	11,085	11,797
Accrual of performance-related remuneration	SFr 2,100	SFr 1,800